Other assets - Other non-current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other assets
Total	€ 5,983	€ 5,893	€ 5,501
Tax credits
Other assets
Total	4,965	4,520	4,467
Guarantees and deposits
Other assets
Total	408	423	493
Other
Other assets
Total	€ 610	€ 950	€ 541